SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2016
Office Equipment [Member] | Maximum [Member]
Percentage of accumulated deprecation at cost	15.00%
Office Equipment [Member] | Minimum [Member]
Percentage of accumulated deprecation at cost	7.00%
Computer Equipment [Member]
Percentage of accumulated deprecation at cost	33.00%